SHAREHOLDERS' EQUITY, PERMANENT EQUITY AND TEMPORARY EQUITY	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY, PERMANENT EQUITY AND TEMPORARY EQUITY	PERMANENT EQUITY AND TEMPORARY EQUITY
Preferred Shares  —   The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001. The Company’s board of directors will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The board of directors will be able to, without shareholder approval, issue preference shares with voting and other rights that could adversely affect the voting power and other rights of the holders of the ordinary shares and could have anti-takeover effects. At March 31, 2021 and December 31, 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares  —   The Company is authorized to issue 500,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At March 31, 2021, there were 19,198,460 Class A ordinary shares issued and outstanding, excluding 61,301,540 Class A ordinary shares subject to possible redemption. At December 31, 2020, there were 13,157,611 Class A ordinary shares issued and outstanding, excluding 67,342,389 Class A ordinary shares subject to possible redemption.
Class B Ordinary Shares  —  The Company is authorized to issue 50,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there was 20,125,000 Class B ordinary shares issued and outstanding.
Only holders of the Class B ordinary shares will have the right to vote on the election of directors prior to the Business Combination. Holders of Class A ordinary shares and holders of Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders except as otherwise required by law.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the completion of the Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which Founder Shares will convert into Class A ordinary shares will be adjusted (subject to waiver by holders of a majority of the Class B ordinary shares) so that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the ordinary shares issued and outstanding upon completion of the Initial Public Offering plus the number of Class A ordinary shares and equity-linked securities issued or deemed issued in connection with a Business Combination, excluding any Class A ordinary shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination.
Restricted Stock Units — On November 13, 2020, the Company entered into a Director Restricted Stock Unit Award Agreement (the "Director Restricted Stock Unit Award Agreement"), between the Company and a member of the Company's board of directors, providing for the grant of 100,000 restricted stock units ("RSUs"), which grant is contingent on both the consummation of a Business Combination with the Company and a shareholder approved equity plan. The RSUs will vest upon the consummation of such Business Combination and represent 100,000 Class A ordinary shares of the Company that will settle on a date selected by the Company in the year following the year in which such consummation occurs.
Permanent Equity
The Company is authorized to issue common stock and non-voting common stock. As of each of March 31, 2021 and December 31, 2020, the Company was authorized to issue 447,815,616 shares of common stock and 5,000,000 shares of non-voting common stock.
During December 2020, we issued 20,067,302 shares of common stock for gross proceeds received of $369.8 million, which was offset by direct legal costs of $56 (the “Common Stock Issuance”). The number of shares issued in the Common Stock Issuance was subject to upward adjustment if we consummated the Business Combination described in Note 2, with the amount of the adjustment based on the implied per-share consideration in the Business Combination and the number of shares of our capital stock issued in certain dilutive issuances prior to the closing of the Business Combination. The adjustment resulted in the issuance of an additional 735,100 shares at the time of closing of the Business Combination.
The Company reserved the following common stock for future issuance as of the dates indicated:

	March 31,	December 31,
	2021	2020
Conversion of outstanding redeemable preferred stock	253,525,467	253,525,467
Unissued redeemable preferred stock reserved for issued warrants	6,983,585	6,983,585
Unissued redeemable preferred stock	47,133,140	47,133,140
Outstanding stock options and RSUs	43,006,252	42,775,741
Possible future issuance under stock plans	16,689,226	19,177,343
Contingent common stock(1)	919,085	183,985
Total common stock reserved for future issuance	368,256,755	369,779,261
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(1)As of each balance sheet date presented, includes 183,985 contingently issuable common stock in connection with our acquisition of 8 Limited, as discussed in Note 2. As of March 31, 2021, also includes 735,100 contingently issuable common stock related to an adjustment to a common stock issuance in December 2020, as discussed in this Note 10.
Dividends
Common stockholders and non-voting common stockholders are entitled to dividends when and if declared by the board of directors, but as stated in Note 9, only after dividends are paid to redeemable preferred stockholders, with the exception of Series C preferred stockholders. All redeemable preferred shares, except for Series 1 preferred stock, participate in dividends with common stock. There were no dividends declared or paid to common stockholders during the three months ended March 31, 2021 and 2020.
Conversion and Redemption
Upon the Company’s sale of its common stock in a firm commitment underwritten IPO, each share of non-voting common stock would automatically be converted into such number of common stock as is determined by dividing $1.00 by the conversion price applicable to such shares. The initial conversion price per share shall be $1.00. Both prices are subject to adjustment for any stock splits and stock dividends. The common stock and non-voting common stock are otherwise non-redeemable.
Liquidation
Upon completion of the distribution to preferred stockholders, as discussed within Note 9, if assets remain in the Company, the holders of common stock and non-voting common stock would receive all of the remaining assets pro rata based on the number of shares of common stock then held by each holder (assuming conversion of all such non-voting common stock into common stock).
Voting Rights
Each holder of common stock has the right to one vote per share of common stock and is entitled to notice of any stockholder meeting. Non-voting common stock does not have any voting rights or other powers. The common stockholders, voting together as a single class, can elect one member to the board of directors.
EQUITY AND TEMPORARY EQUITY
Preferred Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001. The Company’s board of directors will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The board of directors will be able to, without shareholder approval, issue preference shares with voting and other rights that could adversely affect the voting power and other rights of the holders of the ordinary shares and could have anti-takeover effects. At December 31, 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares — The Company is authorized to issue 500,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At December 31, 2020, there were 13,157,611 Class A ordinary shares issued and outstanding, excluding 67,342,389 Class A ordinary shares subject to possible redemption.
Class B Ordinary Shares — The Company is authorized to issue 50,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At December 31, 2020, there was 20,125,000 Class B ordinary shares issued and outstanding.
Only holders of the Class B ordinary shares will have the right to vote on the election of directors prior to the Business Combination. Holders of Class A ordinary shares and holders of Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders except as otherwise required by law.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the completion of the Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which Founder Shares will convert into Class A ordinary shares will be adjusted (subject to waiver by holders of a majority of the Class B ordinary shares) so that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the ordinary shares issued and outstanding upon completion of the Initial Public Offering plus the number of Class A ordinary shares and equity-linked securities issued or deemed issued in connection with a Business Combination, excluding any Class A ordinary shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination.
Warrants — Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years from the completion of a Business Combination or earlier upon redemption or liquidation.
The Company will not be obligated to deliver any Class A ordinary shares pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act covering the issuance of the Class A ordinary shares issuable upon exercise of the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration or a valid exemption from registration is available. No Public Warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their Public Warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, or an exemption from registration is available.
The Company has agreed that as soon as practicable, but in no event later than 15 business days, after the closing of a Business Combination, it will use its commercially reasonable efforts to file with the SEC a registration statement registering the issuance, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the Public Warrants. The Company will use its commercially reasonable efforts to cause the same to become effective within 60 business days after the closing of the Business Combination and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Public Warrants in accordance with the provisions of the warrant agreement. Notwithstanding the above, if the Class A ordinary shares are, at the time of any exercise of a Public Warrant, not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their Public Warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but will use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00. Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:
•in whole and not in part;
•at a price of $0.01 per Public Warrant;
•upon not less than 30 days’ prior written notice of redemption to each warrant holder and
•if, and only if, the reported last sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted).
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00. Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:
•in whole and not in part;
•at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of the Class A ordinary shares;
•if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted); and
•if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
If and when the Public Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
The exercise price and number of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Warrants may expire worthless.
In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger prices described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price and the $10.00 per share redemption trigger prices described will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable, except as described above, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Restricted Stock Units — On November 13, 2020, the Company entered into a Director Restricted Stock Unit Award Agreement (the "Director Restricted Stock Unit Award Agreement"), between the Company and a member
of the Company's board of directors, providing for the grant of 100,000 restricted stock units ("RSUs") , which grant is contingent on both the consummation of a Business Combination with the Company and a shareholder approved equity plan. The RSUs will vest upon the consummation of such Business Combination and represent 100,000 Class A ordinary shares of the Company that will settle on a date selected by the Company in the year following the year in which such consummation occurs.	Permanent Equity
The Company is authorized to issue common stock and non-voting common stock. As of December 31, 2020 and 2019, the Company was authorized to issue 447,815,616 and 390,815,616 shares of common stock, respectively, and 5,000,000 shares of non-voting common stock.
During December 2020, we issued 20,067,302 shares of common stock for gross proceeds received of $369.8 million, which was offset by direct legal costs of $56 (the “Common Stock Issuance”). The number of shares issued in the Common Stock Issuance is subject to upward adjustment if we consummate the Business Combination described in Note 18, with the amount of any adjustment based on the implied per-share consideration in the Business Combination and the number of shares of our capital stock issued in certain dilutive issuances prior to the closing of the Business Combination. We expect the adjustment to result in the issuance of an additional 735,100 shares at the time of closing the Business Combination.
The Company reserved the following common stock for future issuance as of the dates indicated:

	December 31,
	2020	2019
Conversion of outstanding redeemable preferred stock	253,525,467	215,884,709
Unissued redeemable preferred stock reserved for issued warrants	6,983,585	6,983,585
Unissued redeemable preferred stock	47,133,140	27,778,851
Outstanding stock options and RSUs	42,775,741	32,153,427
Possible future issuance under stock plans	19,177,343	6,526,084
Contingent common stock in connection with acquisition(1)	183,985	—
Total common stock reserved for future issuance	369,779,261	289,326,656
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(1)Represents contingently issuable common stock in connection with our acquisition of 8 Limited. See Note 2 for additional information.
Dividends
Common stockholders and non-voting common stockholders are entitled to dividends when and if declared by the board of directors, but as stated in Note 10, only after dividends are paid to redeemable preferred stockholders, with the exception of Series C preferred stockholders. All redeemable preferred shares, except for Series 1 preferred stock, participate in dividends with common stock. There were no dividends declared or paid to common stockholders during the years ended December 31, 2020 and 2019.
Conversion and Redemption
Upon the Company’s sale of its common stock in a firm commitment underwritten IPO, each share of non-voting common stock would automatically be converted into such number of common stock as is determined by dividing $1.00 by the conversion price applicable to such shares. The initial conversion price per share shall be $1.00. Both prices are subject to adjustment for any stock splits and stock dividends. The common stock and non-voting common stock are otherwise non-redeemable.
Liquidation
Upon completion of the distribution to preferred stockholders, as discussed within Note 10, if assets remain in the Company, the holders of common stock and non-voting common stock would receive all of the remaining assets pro rata based on the number of shares of common stock then held by each holder (assuming conversion of all such non-voting common stock into common stock).
Voting Rights
Each holder of common stock has the right to one vote per share of common stock and is entitled to notice of any stockholders’ meeting. Non-voting common stock does not have any voting rights or other powers. The common stockholders, voting together as a single class, can elect one member to the board of directors.